Purchases and other expenses - Other liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Purchases and other expenses
Other liabilities in the opening balance	€ 2,644	€ 2,574	€ 2,448
Business related variations	129	54	176
Changes in the scope of consolidation	6	9
Translation adjustment		29	(35)
Reclassifications and other items	23	(22)	(15)
Other liabilities in the closing balance	€ 2,802	€ 2,644	€ 2,574